ASSETS AND LIABILITIES (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, gross	$ 654,085	$ 654,085
Accumulated depreciation	(624,516)	(618,984)
Property and equipment, net	29,569	35,101
Software [Member]
Property and equipment, gross	338,976	338,976
Computer Equipment [Member]
Property and equipment, gross	5,254	5,254
Production Equipment [Member]
Property and equipment, gross	276,479	276,479
Office Furniture and Fixtures [Member]
Property and equipment, gross	$ 33,376	$ 33,376